Money Market Obligations Trust
Federated California Municipal Cash Trust
CAPITAL SHARES (TICKER CCCXX)
CASH SERIES SHARES (TICKER CCSXX)
SERVICE SHARES (TICKER CACXX)
INVESTMENT SHARES (TICKER CMIXX)
CASH II SHARES (TICKER CALXX)
Federated Connecticut Municipal Cash Trust
CASH SERIES SHARES (TICKER CTCXX)
SERVICE SHARES (TICKER FCTXX)
Federated Florida Municipal Cash Trust
CASH II SHARES (TICKER FLCXX)
CASH SERIES SHARES (TICKER FLSXX)
WEALTH SHARES (TICKER FLMXX)
Federated Georgia Municipal Cash Trust
(TICKER GAMXX)
Federated Massachusetts Municipal Cash Trust
CASH SERIES SHARES (TICKER FMCXX)
SERVICE SHARES (TICKER MMCXX)
Federated Michigan Municipal Cash Trust
SERVICE SHARES (TICKER MIMXX)
Federated Minnesota Municipal Cash Trust
CASH SERIES SHARES (TICKER MNMXX)
Federated Municipal Obligations Fund
CASH II SHARES (TICKER MODXX)
CASH SERIES SHARES (TICKER MFSXX)
INVESTMENT SHARES (TICKER MOIXX)
Federated New Jersey Municipal Cash Trust
CASH SERIES SHARES (TICKER NJCXX)
SERVICE SHARES (TICKER NJSXX)
Federated New York Municipal Cash Trust
CASH II SHARES (TICKER NYCXX)
CASH SERIES SHARES (TICKER FNCXX)
SERVICE SHARES (TICKER FNTXX)
WEALTH SHARES (TICKER NISXX)
Federated North Carolina Municipal Cash Trust
(TICKER NCMXX)
Federated Ohio Municipal Cash Trust
CASH II SHARES (TICKER FOHXX)
SERVICE SHARES (TICKER OHTXX)
Federated Pennsylvania Municipal Cash Trust
CASH SERIES SHARES (TICKER PACXX)
SERVICE SHARES (TICKER FPAXX)

Federated Prime Cash Obligations Fund
AUTOMATED SHARES (TICKER PTAXX)
CASH II SHARES (TICKER PCDXX)
CASH SERIES SHARES (TICKER PTSXX)
TRUST SHARES (TICKER PTTXX)
Federated Virginia Municipal Cash Trust
CASH SERIES SHARES (TICKER VCSXX)
SERVICE SHARES (TICKER VACXX)

SUPPLEMENT TO CURRENT PROSPECTUSES OF THE ABOVE-NAMED FUNDS AND CLASSES
Effective September 30, 2016, the above-named funds and classes will no longer accept new applications for a debit card service that allows shareholders to redeem shares. New debit card account applications will be accepted only through the close of business on September 29, 2016. Accordingly, please replace the current disclosure under “How to Redeem and Exchange Shares–Debit Card” in its entirety with the following revised disclosure:
“DEBIT CARD
Effective September 30, 2016, the Fund will not accept new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.”
August 30, 2016
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453318 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated New York Municipal Cash Trust
A Portfolio of Money Market Obligations Trust
WEALTH SHARES (TICKER NISXX)

SUPPLEMENT TO CURRENT PROSPECTUS DATED FEBRUARY 29, 2016
Effective September 30, 2016, Federated New York Municipal Cash Trust Wealth Shares will no longer accept new applications for a debit card service that allows shareholders to redeem Wealth Shares. New debit card account applications will be accepted only through the close of business on September 29, 2016. Accordingly, please replace the current disclosure under “How to Redeem and Exchange Shares–Debit Card” in its entirety with the following revised disclosure:
“DEBIT CARD
Effective September 30, 2016, the Fund will not accept new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.”
August 30, 2016
Federated New York Municipal Cash Trust
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453317 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.